SHARE CAPITAL - Disclosure of detailed information about number and weighted average exercise prices of Restricted share units (Details) - Share	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	May 31, 2020
Disclosure of classes of share capital [abstract]
Balance	81,000	211,000	0
Granted	205,000	267,000	171,805
Settled	(75,000)	(40,000)	(90,805)
Balance	211,000	438,000	81,000